COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details 2) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Commercial real estate loans	Dec. 31, 2012 Commercial real estate loans	Dec. 31, 2011 Commercial real estate loans	Dec. 31, 2013 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration	Dec. 31, 2012 Bank Commercial real estate loans Commercial loan portfolio Credit risk concentration
Concentration of Credit Risk
Loan portfolio	$ 479,171	$ 443,959	$ 395,995	$ 266,960	$ 241,699	$ 196,378	$ 100,333	$ 95,151
Percentage of concentration risk under a specified benchmark							27.92%	27.75%